Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Marketable Securities [Abstract]
Marketable Securities
5. Marketable Securities
Available-for-sale
marketable securities were as follows (in thousands):

	March 31, 2022
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$50,904	$—	$—	$50,904
Corporate debt	14,814	1	(18)	14,797
U.S. government agency	15,081	—	(20)	15,061
Asset-backed securities	3,013	—	(6)	3,007

Total	$83,812	$1	$(44)	$83,769

	December 31, 2021 (1)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$43,969	$—	$—	$43,969
Corporate debt	17,084	—	(12)	17,072
U.S. government agency	5,056	—	(3)	5,053
Asset-backed securities	7,695	—	(5)	7,690

Total	$73,804	$—	$(20)	$73,784

(1)	These items have been reclassified to conform to current period presentation.
All of the Company’s
available-for-sale
debt marketable securities held as of March 31, 2022 had contractual maturities of less than one year. The Company had 9 securities in an unrealized loss position with an aggregate related fair value of $24.8 million as of March 31, 2022. All securities in an unrealized loss position as of March 31, 2022 had been in a loss position for less than 12 months. Unrealized losses on available-for-sale
marketable securities as of March 31, 2022 were not significant and were primarily due to changes in interest rates, including market credit spreads, and not due to increased credit risks associated with specific securities. Accordingly, no allowance for credit losses related to the Company’s available-for-sale
marketable securities was recorded for the three months ended March 31, 2022. The Company does not intend to sell these securities or expect to be required to sell the investments before recovery of their amortized cost bases, which may be at maturity. The Company recorded interest income of $0.2 million, offset by amortization of premium of $0.1 million, for the three months ended March 31, 2022, which is included in other income, net on the condensed consolidated statements of operations and comprehensive loss.

5. Marketable Securities
Available-for-sale
marketable securities, which consisted entirely of corporate bonds, were as follows (in thousands):

December 31, 2021
Amortized costs	$73,804
Gross unrealized gains	—
Gross unrealized loss	(20)

Fair value	$73,784

All of the Company’s
available-for-sale
marketable securities held as of December 31, 2021 had contractual maturities of less than one year. The Company had 11 securities in an unrealized loss position with an aggregate related fair value of $30.8 million as of December 31, 2021. All securities in an unrealized loss position as of December 31, 2021 had been in a loss position for less than twelve months. Unrealized losses on available-for-sale
marketable securities as of December 31, 2021 were not significant and were primarily due to changes in interest rates, including market credit spreads, and not due to increased credit risks associated with specific securities. Accordingly, no allowance for credit losses related to the Company’s available-for-sale
marketable securities was recorded for the year ended December 31, 2021. The Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity. The Company recorded interest income of $0.3 million, offset by amortization of premium of $0.2 million, for the year ended December 31, 2021, which is included in other income, net on the condensed consolidated statements of operations and comprehensive loss.